UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10503

Name of Fund: BlackRock New York Municipal 2018 Term Trust (BLH)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal 2018 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 133.5%
Corporate — 2.5%
Port Authority of New York & New Jersey, RB, Continental Airlines, Inc., and Eastern Air Lines, Inc., Project, LaGuardia Airport, AMT, 9.13%, 12/01/15	$1,325	$1,353,130

County/City/Special District/School District — 50.5%
City of New York New York, GO:
Series M, 5.00%, 4/01/15 (a)	1,060	1,134,560
Series M, 5.00%, 4/01/23	330	350,998
Sub-Series G-1, 5.00%, 4/01/18	5,000	5,757,600
Sub-Series H-2, 5.00%, 6/01/20	3,470	4,058,200
City of Rochester New York, GO, Refunding, Series I, 4.00%, 8/15/18	2,500	2,774,525
New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 5.00%, 1/15/23	1,400	1,543,934
New York City Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 2/01/20	2,000	2,352,060
New York State, GO, Series E:
5.00%, 12/15/18	1,000	1,178,650
5.00%, 12/15/20	2,000	2,394,600
New York State Dormitory Authority, RB:
General Purpose, Series E, 5.00%, 8/15/19	1,500	1,768,110
State University Dormitory Facilities, Series A, 5.00%, 7/01/18	1,045	1,208,041
New York State Dormitory Authority, Refunding RB, Third General Resolution, State University Educational Facilities, Series A, 4.00%, 5/15/18	1,000	1,106,550
New York State Urban Development Corp., Refunding RB, Series D, 5.50%, 1/01/19	750	884,760
Owego Apalachin Central School District, GO, Refunding (AGM), 4.00%, 6/15/18	1,015	1,114,582
		27,627,170

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 23.3%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25 (b)(c)	$450	$67,365
City of Troy New York, RB, Rensselaer Polytechnic, Series B, 5.00%, 9/01/18	1,000	1,147,440
New York State Dormitory Authority, LRB, State University Dormitory Facilities, Series A, 5.00%, 7/01/21	250	286,855
New York State Dormitory Authority, RB:
Mental Health Services, 5.00%, 8/15/18	1,020	1,175,458
Pratt Institute, Series C (AGC), 5.00%, 7/01/19	600	689,094
School Districts Financing Program, Series C, 4.00%, 10/01/18	535	586,836
University of Rochester, Series A, 5.00%, 7/01/21	1,155	1,308,488
New York State Dormitory Authority, Refunding RB:
Mental Health Services, 5.00%, 8/15/18 (d)	5	5,875
Teachers College, Series A, 5.00%, 7/01/17	200	227,770
Teachers College, Series A, 5.00%, 7/01/18	250	287,890
Yeshiva University, 5.00%, 9/01/27	2,000	2,078,420
Westchester County Industrial Development Agency, RB, New York, Purchase College Foundation Housing, Series A (AMBAC), 5.13%, 10/07/13 (a)	3,710	3,750,513
Yonkers Industrial Development Agency New York, RB, Sarah Lawrence College Project, Series A:
5.00%, 6/01/18	600	670,932
5.00%, 6/01/19	400	449,680
		12,732,616

Health — 7.1%
New York State Dormitory Authority, Refunding RB, Miriam Osborn Memorial Home, 2.50%, 7/01/18	1,890	1,906,953
BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
Orange County Industrial Development Agency, Refunding RB, St. Luke's Hospital Newburgh New York Project, Series A (Radian), 5.38%, 12/01/21	$2,000	$2,008,820
		3,915,773

Housing — 11.3%
New York Mortgage Agency, Refunding RB, AMT, 4.50%, 10/01/20	4,110	4,188,542
New York State Dormitory Authority, Refunding RB, Series A:
North Shore Long Island Jewish, 5.00%, 5/01/18	615	701,174
North Shore Long Island Jewish, 4.00%, 5/01/19	250	271,977
North Shore Long Island Jewish, 5.00%, 5/01/19	650	741,013
State University Educational Facilities, 5.88%, 5/15/17	125	141,101
New York State HFA, RB, Affordable Housing, Series E (SONYMA), 1.50%, 5/01/18	120	117,491
		6,161,298

State — 8.5%
Monroe County Industrial Development Agency, RB, Rochester Schools Modernization Project, Series A, 5.00%, 5/01/18	1,000	1,142,660
New York State Dormitory Authority, RB, Series A, 5.00%, 3/15/18	2,000	2,313,480
New York State Dormitory Authority, Refunding LRB, Municipal Health Facilities, 4.00%, 5/15/18	550	604,213
New York State Urban Development Corp., RB, State Personal Income Tax, Series A-1, 5.00%, 12/15/22	500	570,435
		4,630,788

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation — 23.4%
Metropolitan Transportation Authority, Refunding RB:
Series A, 5.00%, 11/15/18	$1,000	$1,163,850
Series C, 4.00%, 11/15/16	1,000	1,093,210
Series C, 5.00%, 11/15/17	1,000	1,143,530
Series C, 5.00%, 11/15/18	1,965	2,250,927
New York State Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/20	1,750	2,012,413
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/18	1,300	1,488,487
Port Authority of New York & New Jersey, RB, JFK International Air Terminal, 5.00%, 12/01/20	300	320,643
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 4.00%, 11/15/18	3,000	3,353,520
		12,826,580

Utilities — 6.9%
Long Island Power Authority, Refunding RB, Series A, 5.25%, 4/01/21	1,000	1,105,320
New York City Municipal Water Finance Authority, Refunding RB, Water & Sewer System, Series FF, 5.00%, 6/15/20	2,000	2,369,080
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB, Series 2012, 4.00%, 4/01/18	300	327,078
		3,801,478

Total Municipal Bonds in New York		73,048,833

Guam — 0.3%
Utility — 0.3%
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/19	140	160,384

Total Long-Term Investments (Cost — $72,041,312) — 133.8%		73,209,217

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	2

Schedule of Investments (continued)	BlackRock New York Municipal 2018 Term Trust (BLH) (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value

BIF New York Municipal Money Fund, 0.00% (e)(f)	569,659	$569,659

Total Short-Term Securities (Cost — $569,659) — 1.1%		569,659

Total Investments (Cost — $72,610,971*) — 134.9%		73,778,876
Other Assets Less Liabilities — 1.3%		756,153
Preferred Shares, at Redemption Value — (36.2%)		(19,825,000)
Net Assets Applicable to Common Shares — 100.0%		$54,710,029

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$72,611,200
Gross unrealized appreciation		$1,767,264
Gross unrealized depreciation		(599,588)
Net unrealized appreciation		$1,167,676

Notes to Schedule of Investments
(a)		US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)		Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(c)		Non-income producing security.
(d)		Security is collateralized by municipal or US Treasury obligations.
(e)		Investments in issuers considered to be an affiliate of the Trust during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2012	Net Activity	Shares Held at September 30, 2013	Income

BIF New York Municipal Money Fund	577,963	(8,304)	569,659	$11

(f)		Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
GO	General Obligation Bonds
HFA	Housing Finance Agency
LRB	Lease Revenue Bonds
Radian	Radian Guaranty, Inc.
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

•		For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	3

Schedule of Investments (concluded)	BlackRock New York Municipal 2018 Term Trust (BLH)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•		Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

	•		Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•		Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its semi-annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of September 30, 2013:

		Level 1	Level 2	Level 3	Total
Assets:
Investments:
	Long-Term Investments [1]	—	$73,209,217	—	$73,209,217
	Short-Term Securities	$569,659	—	—	569,659
Total		$569,659	$73,209,217	—	$73,778,876
[1]	See above Schedule of Investments for values in each sector.

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK NEW YORK MUNICIPAL 2018 TERM TRUST	SEPTEMBER 30, 2013	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal 2018 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal 2018 Term Trust

Date: November 25, 2013